Authorization of the consolidated financial statements	12 Months Ended
Jun. 30, 2023
Authorization of the Consolidated Financial Statements [Abstract]
Authorization of the consolidated financial statements	Authorization of the consolidated financial statementsThe consolidated financial statements were authorized for issuance by the Board of Directors on September 27, 2023.